Offerings	Oct. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	308,538,876
Proposed Maximum Offering Price per Unit	9.32
Maximum Aggregate Offering Price	$ 2,875,582,324.32
Fee Rate	0.0087%
Amount of Registration Fee	$ 250,175.66
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Paramount Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of, or to prevent dilution from, any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under (i) the Paramount Skydance Corporation 2025 Incentive Award Plan (the "2025 Plan"); and (ii) the Warner Bros. Discovery, Inc. Non-Employee Directors Deferral Plan (the "Director Deferred Compensation Plan") (which will be assumed by the Company in connection with the transactions consummated pursuant to that certain Agreement and Plan of Merger (the "Merger Agreement"), dated as of February 27, 2026, by and among the Company, Warner Bros. Discovery, Inc., and Prince Sub Inc. (the "Transactions")). b. Represents additional shares of Class B Common Stock reserved for issuance under the 2025 Plan, pursuant to an amendment to the 2025 Plan, consisting of shares of Class B Common Stock that remain available for issuance under the Warner Bros. Discovery, Inc. Amended and Restated Stock Incentive Plan upon the closing of the Transactions (as adjusted by the Equity Award Exchange Ratio (as defined in the Merger Agreement)). c. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee with respect to additional shares issuable under the 2025 Plan and the Director Deferred Compensation Plan, under the Securities Act in accordance with Rule 457(c), on the basis of the average of the high and low prices of shares of Paramount Skydance Corporation's Class B common stock, par value $0.001, as reported on the Nasdaq Global Select Market on October 2, 2026 of $9.32.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	44,140
Proposed Maximum Offering Price per Unit	9.32
Maximum Aggregate Offering Price	$ 411,384.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 35.79
Offering Note	See offering Note 1a & 1c. Represents shares of Class B Common Stock reserved for issuance under the Director Deferred Compensation Plan, consisting of shares of Class B Common Stock that remain issuable upon settlement of certain deferred compensation obligations under the Director Deferred Compensation Plan upon the closing of the Transactions (as adjusted by the Equity Award Exchange Ratio). Pursuant to Rule 416(c) of the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Director Deferred Compensation Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note	See offering Note 1a. These Deferred Compensation Obligations represent unsecured obligations of the Company to pay deferred compensation in the future in accordance with the terms of the Warner Bros. Discovery Supplemental Retirement Plan (the "Employee Deferred Compensation Plan"). The amount to be registered represents the dollar amount of the Deferred Compensation Obligations with respect to the Employee Deferred Compensation Plan.